ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

TraQiQ, Inc. (along with its wholly owned subsidiaries, referred to herein as the “Company”) was incorporated in the State of California on September 9, 2009 as Thunderclap Entertainment, Inc. On July 14, 2017, Thunderclap Entertainment, Inc. changed its name to TraQiQ, Inc. On July 19, 2017, the Company entered into a Share Exchange Agreement (“Share Exchange”) with the stockholders of OmniM2M, Inc. (“OmniM2M”) and TraQiQ Solutions, Inc. dba Ci2i Services, Inc. (formerly Ci2i Services, Inc. – amended November 6, 2019) (“Ci2i”) whereby the stockholders of Omni and Ci2i exchanged all of their respective shares, representing 100% ownership in OmniM2M and Ci2i in exchange for 1,500,000 shares of the Company’s common stock, respectively. The OmniM2M Shareholders and the Ci2i Shareholders have each been issued their respective 1,500,000 shares on a pro rata basis based on their respective holdings in OmniM2M and Ci2i in the Share Exchange Agreement. The Share Exchange was accounted for as a reverse merger whereas Ci2i is considered the accounting acquirer and TraQiQ,Inc. is considered the accounting acquiree. For accounting purposes, the acquisition of Omni is recorded at historical cost in accordance with Accounting Standard Codification (“ASC”) 805-50-25-2 as this is considered an acquisition of entities under common control as the management of the Company and Omni control the activities of the respective companies. Prior to the merger with Ci2i and acquisition of Omni, the Company was considered a shell company under Rule 12b-2 of the Exchange Act. On December 1, 2017, The Company entered into a Share Purchase Agreement (the “Share Exchange Agreement”) with Ajay Sikka (“Sikka”), the sole shareholder of Transport IQ, Inc. whereby Sikka agreed to sell all of the shares in TransportIQ, Inc. (“TransportIQ”) in exchange for $18,109, in the form of cancellation of all of the debt of TransportIQ that is owed to the Company. The transaction became effective upon the execution of the Share Exchange Agreement by Sikka and the Company; and Transport IQ, Inc, is now a wholly-owned subsidiary of the Company. Because TransportIQ was commonly controlled and owned, the transaction was recorded at the historical carrying value of TransportIQ’s assets and liabilities.

The Financial Industry Regulatory Authority on March 18, 2022, approved a reverse 1 for 8 stock split of the Company’s common shares. The reverse split was effective on March 21, 2022. The common shares and common share equivalents as well as the per-share amounts have been retroactively restated in accordance with ASC 855-10-25 and the loss per share figures have been retroactively restated in accordance with ASC 260-10-55-12.

Overview of the Company

With operations concentrated in India, Southeast Asia and Latin America, the Company helps businesses in emerging markets leverage the “gig” or task economy by providing both technology solutions and a network of workers required to fulfill those tasks. The Company provides software as a service that enables clients to build and manage a network of contract task workers. This platform can also be used by business clients to manage their employees who are performing services, such as PC repair or food delivery. In addition, with the recent acquisition of Mimo Technologies Private Limited (“Mimo”), Mimo operates a network of over 14,000 task workers in India who make deliveries, collect payments, do background verifications, and fulfill tasks across the supply chain, as needed by business clients to deliver their products and services to their respective markets and customers.

TraQSuite is a cloud based software platform with a revenue model based on initial and transaction-based licensing fees as well as consulting fees. Licensees pay an initial per-module fee that varies depending on the number of modules that are licensed. This fee is typically $10,000 per module. Customers are also billed on a per-user or per-transaction basis every month. User fees range from a $75 per month fee for the administrator to $5 per month for regular users. Transaction fees averages about $1 per transaction, with discounts for higher volumes. Most customers also pay initial consulting fees upfront for integration of TraQSuite with their legacy software and training of their employees in the use of TraQSuite.

The Company’s TraQSuite software platform powers the last mile distribution network, allowing business users to target customers, facilitate and validate transactions, track and manage task workers, manage funds and run a distribution network. Key features of the TraQSuite software include:

●	Last Mile delivery: TraQSuite’s Last-Mile software module enables a business to manage thousands of task workers across multiple geographies to deliver products and services to the users. The software platform, operating through mobile apps, allows for data sharing, delivery validation, geo-tagging and know-your-customer (KYC) requirements and can even measure customer satisfaction.

●	Transact: TraQSuite enables task workers to facilitate transactions by meeting the end customers. They can collect payments via credit cards, smart-phone swipes, SMS messages or cash. Both banked and unbanked users can buy products and services and pay with their mobile devices.

●	Target: TraQSuite enables customer transactions to be rewarded with loyalty credits, tokens or points that can be redeemed by the customer for free products, discounts and benefits. The software analyzes these transactions and purchase behaviors by using leading AI models and can deliver real time, automated and targeted offers and recommendations for additional purchases and customer retention.

The Mimo delivery and task service in India runs on the TraQSuite platform and performs deliveries and fulfills tasks for some of the largest businesses in India. Mimo provides delivery and pickup services for the banking and insurance industry, performing verifications, field investigations for loan requests, business verification, employment verification, collection of documents and customer data and assistance in filling out forms for banks. Mimo works with microfinance institutions to collect cash, such as loan payments, convert cash to digital forms such as debit cards, and conduct data collection and surveys. For consumer goods companies, Mimo does promotional marketing, last mile (hyper-local) delivery, merchant onboarding or activation, store audits, and route optimization for delivery.

The Company’s strategy is to grow the business through a combination of organic growth and strategic investments that bring new functionality and revenue streams to the Company. The plan is to enhance the functionality of our existing products, increase sales in the Indian market and entry into new emerging markets. The Company has a presence in India, Southeast Asia and Latin America, and recently added new customers in Australia, New Zealand and parts of Africa.

TraQiQ Solutions, Inc.

Ci2i is a services company founded in 1998 that develops and deploys intelligent technologies and products in order to meet the demand for sustainable, integrated solutions. Ci2i’s primary focus has been in the analytics and intelligence segments. The Company is investing significantly in building products in the area of supply chain and last mile delivery.

Ci2i’s cloud solutions and analytics services comprise software development, program management, project management, and business analytics services.

TraQiQ Solutions Private Limited

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation (“Mann”). On January 2, 2020, Mann changed its name to TraQiQ Solutions Private Limited (“TRAQ Pvt Ltd”). Pursuant to the Share Exchange Agreement with Mann, the Company acquired 100% of the shares of Mann and assumed certain net liabilities in exchange for warrants exercisable over a five-years to purchase 166,159 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 12,596 warrants immediately; (ii) 107,494 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 46,069 warrants exercisable two-years after the date of closing. This transaction is being recorded as a business combination under ASC 805. There were 56,400 of these warrants exercised during 2021 and 57,368 warrants remain outstanding as of December 31, 2021.

The warrants that are exercisable in one-year and two-years are conditioned upon TRAQ Pvt Ltd. achieving certain revenue figures and pre-tax profit percentages. TRAQ Pvt Ltd. must achieve target revenue of $1.1 million (US$) and pre-tax profit of 25% (US$). Should TRAQ Pvt Ltd. be unable to achieve these criteria, the warrants will be reduced proportionately. A total of 52,391 of these warrants were cancelled effective May 16, 2021 as a result of these criteria not being achieved.

Mann-India Private limited was renamed to TraQiQ Solutions Private Limited shortly after acquisition by TraQiQ Inc.

TRAQ Pvt Ltd. was established in May 2000 and is headquartered in New Delhi, India. TRAQ Pvt Ltd. is a leading software development company which, with the advent of technology, has evolved as a mature and fast-growing company committed to provide reliable and cost-effective software solutions across industries all over the world.

TRAQ Pvt Ltd. has its own experienced team of software developers dedicated towards developing various kinds of customized software.

TraQ Pvt Ltd. has been doing business around the world for over 15 years, with particular emphasis on Latin America and India. The customer list includes large enterprise Finance and Insurance companies across Latin America. The company’s product portfolio has evolved rapidly and now includes enterprise ready solutions for payment processing, mobile wallets, micro lending solutions and digital transformation.

Rohuma, LLC

On January 22, 2021, the Company entered into a Share Exchange Agreement with Rohuma, LLC, a Delaware limited liability company (“Rohuma”) and its members, whereby the Rohuma members agreed to exchange all of their respective membership interests in Rohuma in exchange for 536,528 shares of common stock, of which the first tranche of shares were issued on March 1, 2021 totaling 320,285 shares, with the remaining value reflected as contingent consideration until the shares vest at which time they will be issued. The transaction was valued at $3,433,776 ($6.40 per share). The Company is making final determination on the revenue targets to ascertain that the second tranche of shares should be issued. Rohuma has an Indian affiliate that is owned 99% by Rohuma and 1% by its founding member. Rohuma controls this entity and the 1% ownership by the member is now less than 1% upon acquisition by the Company. This amount is reflected as a non-controlling interest.

Rohuma dba Kringle.ai is a California based software solutions company that enables digital and mobile commerce by providing enterprise class applications that cover loyalty and rewards products, payments, online ordering, distribution logistics for retail and more. Kringle analyzes customers’ omni-channel behaviors and transactions. Using AI for digital commerce, Kringle is able to deliver real time, automated 1:1 recommendations and personalized content across all customer touch points.

Mimo Technologies Private Limited

On February 17, 2021, the Company entered into a Share Exchange Agreement with Mimo Technologies Private Ltd., and Indian corporation (“Mimo”) and its shareholders, whereby the Mimo shareholders agreed to exchange all of their respective shares in Mimo in exchange for warrants to purchase 170,942 shares of the Company’s common stock. Of these warrants, 102,565 were earned at the date of acquisition, with the remaining 68,377 expected to be earned over the next two years from grant based on revenue goals for Mimo. The warrants have a term of three years and an exercise price of $0.008 and value in the amount of $1,640,447, of which $984,268 is reflected in additional paid in capital, with the remaining $656,179 reflected as contingent consideration. The Company is making final determination on the revenue targets to ascertain that the second tranche of warrants should be vested. In addition to the issuance of the warrants, TRAQ Pvt Ltd, wrote off $258,736 in amounts due from a note receivable, $123,778 in accounts receivable and $40,354 in a debenture from Mimo. In addition, a cash payment was made to one of the minority shareholders of Mimo in the amount of $22,338. The Company acquired over 99% of Mimo with the remaining percentage of less than 1% reflected as a non-controlling interest.

TraQiQ operates the Mimo delivery and task service in India. This service runs on the TraQSuite platform. Mimo has 14,000+ independent contractors across India performing deliveries and fulfilling tasks for the largest corporations in the country. Our team at Mimo uses a sophisticated technology platform and a smartphone app to get their tasks completed. This is coupled with a verification and billing system that allows customers of all sizes to leverage this distribution infrastructure.

Mimo offers a broad set of services. These offerings can be classified into three broad categories:

●	Data collection and client verification (surveys, verification, on-boarding),

●	Cash management & handling services, and

●	Distribution and demand generation (order fulfilment, demand generation, delivery services for e-commerce companies)

Mimo assists the delivery and pickup segment of the banking and insurance industry by performing verifications, field investigations for loan requests, business verifications and employment verification, and also collects documents, assists in filling forms for banks, and completes data collection from customers.

Mimo works with microfinance institutions to collect cash, such as loan payments, convert cash to digital means like debit cards, and conduct data collection and surveys.

For consumer goods companies, Mimo does promotional marketing, Last mile (hyper-local) delivery, merchant onboarding or activation, store audits, and route optimization for delivery. Mimo provides efficient end-to-end transshipment logistics. The framework manages and optimizes last-mile delivery & e-commerce logistics across the entire distribution chain with transparency and seamless integration.

Mimo is currently in the planning stages to provide food, alcohol & medicine deliveries as well.

During the COVID-19 pandemic, Mimo leveraged video as a platform for verification and document delivery. Now, the task workers include people who are in the field on bikes and trucks, people on a video screen, as well as people on the phone.

There are also data digitization tasks being done by Mimo task workers across the country. In a country like India where there are over 20 languages and multiple dialects, the task workers convert paper documents into electronic form in the same language or translate them into another language.

Mimo provides delivery and task worker solutions across India. Mimo works with Banking, Financial, Logistics and Distribution companies, to take their products and services to semi-urban and rural India. Mimo trains the agents in each Product or Service through an online and classroom training platform. The company powers the gig economy task workers throughout the country and provides a very valuable source of employment for young people who may or may not have a high school diploma.